Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD BOND INDEX FUNDS
Entity Central Index Key	0000794105
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Apr. 29, 2025
Supplement to Prospectus [Text Block]	Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 29, 2025As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a “Fund”) have reduced their expense ratios for Institutional Shares and Institutional Plus Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.030.02%12b-1 Distribution FeeNoneNoneOther Expenses0.000.00%Total Annual Fund Operating Expenses0.030.02%1The expense information shown in the table has been restated to reflect current fees.ExamplesThese examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 YearsInstitutional Shares$3$10$17$39Institutional Plus Shares$2$6$11$26Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.030.02%12b-1 Distribution FeeNoneNoneOther Expenses0.000.00%Total Annual Fund Operating Expenses0.030.02%1The expense information shown in the table has been restated to reflect current fees.ExamplesThese examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 YearsInstitutional Shares$3$10$17$39Institutional Plus Shares$2$6$11$26Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.030.02%12b-1 Distribution FeeNoneNoneOther Expenses0.000.00%Total Annual Fund Operating Expenses0.030.02%1The expense information shown in the table has been restated to reflect current fees.ExamplesThese examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 YearsInstitutional Shares$53$60$67$88Institutional Plus Shares$52$56$61$76